Short-term investments (Tables)	12 Months Ended
Jun. 30, 2022
Short-term investments [Abstract]
Schedule of short-term investments
	June 30, 2022	June 30, 2021
Bonds	$192,398	$143,914

Schedule of continuity of short-term investments
Amount
Balance, July 1, 2020	$15,140,719
Interest earned	69,206
Interest received	(70,964)
Loss on fair value change	(318,915)
Disposition	(15,596,974)
Foreign currency translation impact	920,842
Balance, June 30, 2021	$143,914
Gain on fair value change	48,484
Balance, June 30, 2022	$192,398